DELAWARE VIP TRUST

Delaware VIP Emerging Markets Series
Delaware VIP International Value Equity Series
(each a "Series")

Supplement to each Series' Prospectuses dated April 30, 2004

Effective on September 24, 2004, as approved by the Funds' Board of Trustees, Delaware Management Company ("DMC") will serve as the investment manager of each Fund pursuant to an Investment Management Agreement. DMC will provide overall management of the daily business affairs of each Fund. Mondrian Investment Partners Ltd. (formerly Delaware International Advisers Ltd.) will continue to provide investment services to each Fund as sub-advisor to DMC pursuant to a sub-advisory agreement.

Delaware VIP Emerging Markets Series:
The following information replaces the sections entitled Investment manager and Portfolio managers of the prospectuses:

Investment manager and sub-advisor
The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager is paid an annual fee as follows:

As a percentage of average daily net assets	1.25% on first $500 million 1.20% on next $500 million 1.15% on next $1,500 million 1.10% on assets in excess of $2,500 million

Mondrian Investment Partners Ltd. ("Mondrian") is the sub-advisor for the Series. Mondrian manages the Series' portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services. For these services, the manager pays the sub-advisor a sub-advisory fee of 0.20% of average daily net assets.

Prior to September 24, 2004, Mondrian was paid 1.16% of average daily net assets for the last fiscal year, at which time it served as the Series' manager.

Portfolio managers
Clive A. Gillmore and Robert Akester have primary responsibility for making day-to-day investment decisions for Delaware VIP Emerging Markets Series. In making investment decisions for the Series, Mr. Gillmore and Mr. Akester regularly consult with Emma R. E. Lewis and a fourteen-member international equity team.

Clive A. Gillmore, Deputy Managing Director/Senior Portfolio Manager of Mondrian, is a graduate of the Warwick University. England, and the London Business School Investment Program. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing the Series since its inception.

Robert Akester, Senior Portfolio Manager of Mondrian, joined Mondrian in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. He has been managing the Series since its inception.

Emma R. E. Lewis, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware VIP International Value Equity Series:
The following information replaces the sections entitled Investment manager and Portfolio managers of the prospectuses:

Investment manager and sub-advisor
The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager is paid an annual fee as follows:

As a percentage of average daily net assets	0.85% on first $500 million 0.80% on next $500 million 0.75% on next $1,500 million 0.70% on assets in excess of $2,500 million

Mondrian Investment Partner Ltd. ("Mondrian") is the sub-advisor for the Series. Mondrian manages the Series' portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services. For these services, the manager pays the sub-advisor a sub-advisory fee of 0.20% of average daily net assets.

Prior September 24, 2004, Mondrian was paid 0.84% of average daily net assets for the last fiscal year, at which time it served as the Series' manager.

Portfolio managers
Clive A. Gillmore, Nigel G. May and Emma R. E. Lewis have primary responsibility for making day-to-day investment decisions for the Delaware VIP International Value Equity Series. In making investment decisions for the Series, Mr. Gillmore, Mr. May and Ms. Lewis regularly consult with a fourteen-member international equity team.

Clive A. Gillmore, Deputy Managing Director/Senior Portfolio Manager of Mondrian, is a graduate of the Warwick University, England, and the London Business School Investment Program. He began his career at Legal and General Investment Management, which is the asset management division of Legal and General Assurance Society Ltd., a large U.K. life and pension company. Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment Program. He has been managing the Series since its inception.

Nigel G. May, Director/Senior Portfolio Manager/Regional Research Director of Mondrian, joined Mr. Gillmore as Co-Manager of the Series on December 22, 1997. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Mondrian in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Emma R.E. Lewis, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware VIP Emerging Markets Series and Delaware International Value Equity Series:
The following information replaces and supplements the sections entitled Investment manager and Portfolio managers under the heading Who's who of the prospectuses:

Investment manager
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On June 30, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $107.0 billion in assets in various institutional or separately managed, investment company, and insurance accounts.

Sub-advisor
Mondrian Investment Partners Ltd., Third Floor, 80 Cheapside, London, England EC2V 6EE

A sub-advisor is a company generally responsible for the management of a fund's assets and is selected and supervised by the investment manager. The sub-advisor is responsible for managing all or a portion of the fund's assets and will then place portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between the investment manager and sub-advisor specifies the services the manager performs. Most sub-advisory contracts provide for the sub-advisor to receive an annual fee based on a percentage of the fund's average net assets. The sub-advisor is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers
Portfolio managers are employed by the investment manager or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis. See "Portfolio managers" for information about the portfolio managers of the Series.

This Supplement is date September 24, 2004.